Exhibit 99.1

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2013-4 Owner Trust
Collection Period: November 1, 2016 through November 30, 2016

Deal Age	38	Record Date: 12/12/2016
Actual/360 Days	31	Determination Date: 12/13/2016
30/360 Days	30	Payment Date: 12/19/2016

ORIGINAL DEAL PARAMETERS

	Dollar Amount	Number of Receivables
Total Portfolio Balance	$1,538,465,260.81	89,961

	Accrual Basis	Dollar Amount	% of Pool	Interest Rate	Final Scheduled Maturity Date
Class A-1 Notes	Actual/360	$428,900,000.00	27.88%	0.240%	November 18, 2014
Class A-2 Notes	30/360	$460,600,000.00	29.94%	0.450%	April 18, 2016
Class A-3 Notes	30/360	$460,600,000.00	29.94%	0.690%	September 18, 2017
Class A-4 Notes	30/360	$149,900,000.00	9.74%	1.040%	February 18, 2020
Certificates	30/360	$38,465,260.81	2.50%	0.000%
Total Securities Balance		$1,538,465,260.81
Total Note Balance		$1,500,000,000.00

Reserve Account Initial Deposit		$3,846,163.15
Yield Supplement Account Deposit		$52,489,770.27

COLLECTIONS
Interest Collections
Simple Interest Collections	$351,675.87
Repurchased Receivables Related to Interest	$0.00
Interest Advance for simple Interest - Net *	$(222.42)
Total Interest Collections	$351,453.45
* Advances are reimbursed (including non-recoverable advances of $2,282.93):
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances).

Principal Collections
Principal Collections	$14,196,250.74
Prepayments in Full	$2,926,967.29
Liquidation Proceeds	$18,517.47
Repurchased Receivables Related to Principal	$0.00
Recoveries from Prior Month Charge Offs	$125,540.99
Total Principal Collections	$17,267,276.49

Total Interest and Principal Collections	$17,618,729.94
Yield Supplement Deposit	$307,831.80
Collection Account Investment Earnings	$0.00

Total Available Amount	$17,926,561.74

DISTRIBUTIONS
Note Percentage 100.00%
Certificate Percentage 0.00%	Amount Due	Amount Paid	Shortfall
Total Servicing Fee 1.00%	$155,926.05	$155,926.05	$0.00
Trustee Fees	$0.00	$0.00	$0.00

Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$0.00	$0.00	$0.00
Interest - Class A-4 Notes	$128,826.54	$128,826.54	$0.00
Total Monthly Interest	$128,826.54	$128,826.54	$0.00

Principal - Class A-1 Notes	$0.00	$0.00	$0.00
Principal - Class A-2 Notes	$0.00	$0.00	$0.00
Principal - Class A-3 Notes	$0.00	$0.00	$0.00
Principal - Class A-4 Notes	$17,257,218.02	$17,257,218.02	$0.00
Total Monthly Principal	$17,257,218.02	$17,257,218.02	$0.00

Interest - Certificates	$0.00	$0.00	$0.00
Principal - Certificates	$0.00	$0.00	$0.00

	Available to Deposit	Reserve Deposit	Reserve Draw	Excess Released	Released to Seller
Reserve Account Deposit	$384,591.13	$0.00	$0.00	$0.00	$384,591.13

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2013-4 Owner Trust
Collection Period: November 1, 2016 through November 30, 2016

Deal Age	38	Record Date: 12/12/2016
Actual/360 Days	31	Determination Date: 12/13/2016
30/360 Days	30	Payment Date: 12/19/2016

DISTRIBUTIONS
Noteholder/Certificateholder Distributions (Per $1000 of Original Principal Amount)	Fee	Interest	Interest Shortfall	Principal	Principal Shortfall	Amount Distributed
Servicing Fee	$0.10					$155,926.05
Trustee Fees						$0.00

Class A-1 Notes		$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes		$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes		$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes		$0.86	$0.00	$115.12	$0.00	$17,386,044.56
Certificates		$0.00	$0.00	$0.00	$0.00	$0.00

POOL DATA
	Proceeding Month
	Carryover Shortfall		Beginning of Period		End of Period
	Interest	Principal	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	$0.00	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	$0.00	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	$0.00	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	$0.00	$148,646,003.08	0.9916344	$131,388,785.06	0.8765096
Certificates	$0.00	$0.00	$38,465,260.81	1.0000000	$38,465,260.81	1.0000000
Total Securities			$187,111,263.89	0.1216220	$169,854,045.87	0.1104049
Total Notes			$148,646,003.08	0.0990973	$131,388,785.06	0.0875925

Portfolio Information	Original	Prior Month	Current Month
Weighted Average Coupon (WAC)	2.38%	2.26%	2.28%
Weighted Average Remaining Maturity (WAM)	46.57	16.36	15.64
Weighted Average Original Maturity (WAOM)	59.67
Remaining Number of Receivables	89,961	34,686	33,285
Portfolio Receivable Balance	$1,538,465,260.81	$187,111,263.89	$169,854,045.87

DELINQUENCY AND NET LOSS ACTIVITY
Net Loss and Delinquency Account Activity	Amount
Gross Principal Balance on Liquidated Receivables	$133,999.99
Liquidation Proceeds	$18,517.47
Recoveries on Previously Defaulted Contracts	$125,540.99
Aggregate New Losses for Collection Period	$(10,058.47)
Net Loss Rate for Collection Period’s Average Balance (annualized)	-0.07%
Cumulative New Losses for all Periods	$4,512,105.83

Delinquent Receivables	# Units	% Unit	Dollar Amount	% Dollar
31-60 Days Delinquent	863	2.59%	$5,488,391.97	3.23%
61-90 Days Delinquent	306	0.92%	$2,131,965.98	1.26%
91-120 Days Delinquent	100	0.30%	$797,253.95	0.47%
121 Days or More Delinquent	0	0.00%	$0.00	0.00%

Repossession Activity	# Units	% Unit	Dollar Amount	% Dollar
Vehicles Repossessed During Collection Period	7	0.02%	$79,318.81	0.05%
Total Accumulated Repossessed Vehicles in Inventory	9	0.03%	$93,268.78	0.05%

Net Loss and Delinquency Ratios
Ratio of Net Losses to the Pool Balance as of Each Collection Period
Third Preceding Collection Period	0.57%
Second Preceding Collection Period	-0.08%
Preceding Collection Period	-0.09%
Current Collection Period	-0.07%
Four Month Average	0.08%
Ratio of Number of Contracts Delinquent 61 Days or More to the Outstanding Number of Receivables (includes repossessions in inventory)
Second Preceding Collection Period	1.16%
Preceding Collection Period	1.14%
Current Collection Period	1.25%
Three Month Average	1.18%

LOSS AND CUMULATIVE LOSS INFORMATION
	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	16	$116,231.28	836	$11,942,403.45
Liquidation Proceeds and Recoveries on Defaulted Receivables	157	$112,447.59	775	$7,278,378.03
Net Loss Amount	16	$3,783.69	836	$4,664,025.42
Net Loss % of Average Portfolio Balance (Annualized)		0.03%
Cumulative Net Loss % of Initial Balance				0.30%
Average Net Loss of Assets Experiencing a Loss				$5,578.98

SERVICER’S CERTIFICATE
AMERICAN HONDA FINANCE CORPORATION
MONTHLY SERVICER REPORT — Honda Auto Receivables 2013-4 Owner Trust
Collection Period: November 1, 2016 through November 30, 2016

Deal Age	38	Record Date: 12/12/2016
Actual/360 Days	31	Determination Date: 12/13/2016
30/360 Days	30	Payment Date: 12/19/2016

CREDIT ENHANCEMENT
Reconciliation of Reserve Account		Reconciliation of Yield Supplement Account
Beginning Reserve Account Balance	$3,846,163.15	Beginning Yield Supplement Account Balance	$2,217,446.21
Investment Earnings	$961.68	Investment Earnings	$600.22
Excess Interest Deposited into the Reserve Account	$0.00	Additional Yield Supplement Amounts	$0.00
Investment Withdrawal to Seller	$(961.68)	Yield Supplement Deposit Amount	$307,831.80
Release of Reserve to Collection Account	$0.00	Investment Earnings Withdraw	$0.00
Release of Reserve to Seller	$0.00	Release of Yield Supplement Account Balance to Seller	$0.00
Ending Reserve Account Balance	$3,846,163.15	Ending Yield Supplement Account Balance	$1,910,214.63

Reserve Account Required Amount	$3,846,163.15

REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Is there any activity to report?	No

STATEMENT TO NOTEHOLDERS

Has there been a material change in practices with respect to charge-offs, collection and management of delinquent receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

Have there been any material modifications, extensions or waivers to receivables terms, fees, penalties or payments during the collection period?	No

Have there been any material breaches of representations, warranties or covenants contained in the receivables?	No

Has there been an issuance of notes or other securities backed by the receivables?	No

Has there been a material change in the underwriting, origination or acquisition of receivables?	No

SERVICER CERTIFICATION

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul C. Honda
Paul C. Honda
Vice President-Finance & Administration and Assistant Secretary

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